S-K 1604, De-SPAC Transaction	Jun. 08, 2026
De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

The board of directors of Crown Proptech Acquisitions, a Cayman Islands exempted company (“CPTK,” “we” or “our”), has approved the Business Combination Agreement, dated as of July 2, 2025, as amended on February 13, 2026 and May 20, 2026 (as further amended, modified, supplemented or waived from time to time, the “Business Combination Agreement”), by and among CPTK, Mkango Rare Earths Limited (formerly known as Lancaster Exploration Limited), a business company incorporated under the laws of the British Virgin Islands (the “Company”), and a direct, wholly owned subsidiary of Mkango Resources Ltd., a company organized under the laws of British Columbia, Canada (“Mkango Resources”), Mkango (Cayman) Limited, an exempted company limited by shares incorporated under the laws of the Cayman Islands and a direct wholly owned Subsidiary of the Company (“Merger Sub”), and Mkango Polska s.p. z.o.o., a company organized under the laws of Poland and a direct, wholly owned subsidiary of Mkango Resources (“Mkango Polska”). The CPTK Board has also determined that it is advisable to consummate the business combination (the “Business Combination” and such consummation, the “Closing”) pursuant to the Business Combination Agreement and that the Business Combination is in the best interests of shareholders of CPTK.

De-SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

(i)     duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

(ii)    duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)   directors should not improperly fetter the exercise of future discretion;

(iv)   duty to exercise powers fairly as between different sections of shareholders;

(v)    duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(vi)   duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the Sixth Amended and Restated Memorandum and Articles of Association or alternatively by shareholder approval at general meetings.

Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to another entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, subject to their fiduciary duties under Cayman Islands law. Our Sixth Amended and Restated Memorandum and Articles of Association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer on the one hand, and us, on the other. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination.

Below is a table summarizing the other entities to which our officers and directors currently have fiduciary duties.

Individual	Entity/Organization	Entity’s Business	Affiliation
Michael Minnick	International Investment Group Holdings LLC	Investment Company	Managing Partner
	Target Global Acquisition I Corp.	Special Purpose Acquisition Company	Chief Executive Officer
	Opus Music II LLC	Investment Company	Co-Founder and Managing Partner

Richard Chera	Crown Acquisitions	Real Estate Holding Company	Senior Managing Director
	First Mile Capital	Investment Company	Chief Executive Officer

Lisa Holladay	TIGER 21	Peer-to-Peer Learning	Chief Experience Officer
	Clemson University (Erwin Center for Brand Communications)	Education	Board Member

Stephen Siegel	CBRE, Inc.	Real Estate and Investment Firm	Chairman, Global Brokerage

Chris Rogers	Lumia Capital	Investment Company	Partner

There are also other potential conflicts of interest:

•        CPTK’s officers and directors are not required to, and will not, commit their full time to CPTK’s affairs, which may result in a conflict of interest in allocating their time between CPTK’s operations and CPTK’s search for a business combination and their other businesses. CPTK currently does not have and does not intend to have any full-time employees prior to the completion of an initial business combination. Each of CPTK’s officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and CPTK’s officers are not obligated to contribute any specific number of hours per week to CPTK’s affairs.

•        Co-Sponsor purchased Class B Ordinary Shares prior to the date of CPTK’s initial public offering and purchased Private Warrants in a transaction that closed simultaneously with the closing of CPTK’s initial public offering. In February 2021, Co-Sponsor transferred 690,000 Class B Ordinary Shares to the Anchor Investor and transferred 50,000 Class B Ordinary Shares to each of CPTK’s four independent directors prior to CPTK’s initial public offering. In January 2023 Co-Sponsor sold 5,662,000 Class B Ordinary Shares and 250,667 Private Warrants to Sponsor. The sponsors, officers, and directors have entered into a letter agreement with CPTK, pursuant to which they have agreed to waive their redemption rights with respect to their Class B Ordinary Shares and Public Shares in connection with the completion of an initial business combination. Additionally, the sponsors, officers, and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their Class B Ordinary Shares if CPTK fails to complete an initial business combination within the prescribed time frame. If CPTK does not complete an initial business combination within the prescribed time frame, the Private Warrants will expire worthless. Furthermore, the sponsors, the Anchor Investor and CPTK’s officers and directors have agreed not to transfer, assign or sell any of their Class B Ordinary Shares and any Public Shares issuable upon conversion thereof until the earlier to occur of: (i) one year after the completion of an initial business combination or (ii) the date following the completion of an initial business combination on which CPTK completes a liquidation, merger, share exchange or other similar transaction that results in all of CPTK shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of Public Shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after an initial business combination, the Class B Ordinary Shares will be released from the lockup.

•        The Private Warrants (including the Public Shares issuable upon exercise of the Private Warrants) will not be transferable until 30 days following the completion of an initial business combination. Because each of CPTK’s officers and directors will own common shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate an initial business combination.

•        Each of Richard Chera, CPTK’s former Chief Executive Officer and Chairman of the CPTK Board and an affiliate of Co-Sponsor, and Stephen Siegel, a director, originally invested $2,271,000 and $230,000 in Co-Sponsor, respectively, and hold interests in the Co-Sponsor, or directly in CPTK, that currently represent an interest of up to 348,000 Class B Ordinary Shares and 3,760,000 Private Warrants. All of such securities would be worthless if a business combination is not consummated by March 11, 2027 (unless such date is extended in accordance with the SPAC Charter).

•        On November 30, 2021, CPTK entered into a convertible note with Mr. Chera, CPTK’s former Chief Executive Officer and Chairman of the CPTK Board, pursuant to which Mr. Chera agreed to loan CPTK up to an aggregate principal amount of $1,500,000 (the “2021 Convertible Note”). The 2021 Convertible Note was non-interest bearing and due on the earlier of: (i) 12 months from the date thereof or (ii) the date on which we consummate a business combination. If we do not consummate a business combination, we may use a portion of any funds held outside the trust account to repay the Convertible Note; however, no proceeds from the trust account may be used for such repayment if we do not consummate a business combination. On May 31, 2023, the A&R Note was amended and restated in the aggregate principal amount of up to $1,000,000 to be due on the earlier of: (i) February 11, 2024; (ii) the date on which CPTK consummates a business combination or (iii) the effective date of a liquidation of CPTK. Additionally, due to a waiver by Mr. Chera, the A&R Note no longer provides for a conversion right. On March 28, 2025, the Second A&R Note in the aggregate principal amount of up to $1,000,000 was amended to be due on the earlier of: (i) February 11, 2026; (ii) the date on which CPTK consummates an initial business combination; or (iii) the effective date of a liquidation of CPTK. On February 10, 2026 the Second A&R Note was amended to replace “February 11, 2026” with December 31, 2026 (the “Third A&R Note”). In connection therewith, Sponsor agreed to transfer additional Class B Ordinary Shares to an unaffiliated third party in an amount equal to the product of the number of months from February 2026 until the date on which CPTK consummates a business combination and 2,500 and subject to the same transfer restrictions that are imposed on Sponsor.

•        On January 17, 2023, the Sponsor and Co-Sponsor entered into the Securities Assignment Agreement, whereby Co-Sponsor sold, transferred and assigned 5,662,000 Class B Ordinary Shares of CPTK and 250,667 Private Warrants to purchase Public Shares of CPTK to Sponsor. In connection with entry into the Securities Assignment Agreement, Sponsor (i) entered into a letter agreement with CPTK and (ii) entered into a joinder agreement to the Registration Rights Agreement entered into by Co-Sponsor in connection with CPTK’s initial public offering.

•        Mr. Minnick, CPTK’s Chief Executive Officer and the Managing Member of Sponsor, invested $20,514 and $1,203, respectively, to acquire 5,622,000 Class B Ordinary Shares and 250,667 Private Warrants from Co-Sponsor. All of such securities would be worthless if a business combination is not consummated by March 11, 2027 (unless such date is extended in accordance with the SPAC Charter).

•        On June 2, 2025, the BCA Note Investor, an entity affiliated with Mr. Chera, deposited $500,000 into escrow with the release of such $500,000 to the Company pending the satisfaction of certain conditions including the execution of the Business Combination Agreement. On July 2, 2025, the Company issued the BCA Note with an initial aggregate principal amount of $500,000 pursuant to the June 2025 NPA. On January 2, 2026, the Company made the $7,500 cash interest payment and increased the BCA Note principal amount to $522,500.

•        On February 13, 2026, the Company issued the F-4 Note with an initial aggregate principal amount of $250,000 pursuant to the June 2025 NPA in connection with the initial confidential submission of the Form F-4 registration statement.

•        Mr. Minnick and an affiliated entity of Mr. Minnick entered into the June 2025 letter agreement with the BCA Note Investor. The June 2025 letter agreement includes a put option buyout by Mr. Minnick and/or his affiliate in the event if for any reason whatsoever the BCA Note Investor is entitled to the repayment of the BCA Note (including, without limitation unpaid and accrued interest and other charges owing pursuant to the terms of the BCA Note), and such payment was not timely made by the Company. In addition, Sponsor agreed to transfer 250,000 Class B Ordinary Shares to the BCA Note Investor if CPTK consummates the Business Combination.

•        CPTK’s officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to CPTK’s initial business combination.

De-SPAC Forepart, Actual or Material Conflict of Interest [Flag]	false
De-SPAC, Board Determination, Dilution Considered [Text Block]

Dilution

The following table presents the net tangible book value per share at various redemption levels assuming various sources of material probable dilution (but excluding the effects of the Business Combination transaction itself).

	No Redemptions(1)		Maximum Redemptions(2)
	Total Shares	Tangible Book Value Per Share	Total Shares	Tangible Book Value Per Share
CPTK net tangible book value per share as of December 31, 2025 (unadjusted)	7,383,822	$0.06	7,383,822	$0.06
Accretion (Dilution) of CPTK Shareholders assuming the Redemption of Shares	7,383,822	$0.06	6,952,500	$(0.67)
Accretion (Dilution) of CPTK Shareholders assuming the PIPE Investment(3)	9,683,822	$2.42	9,252,500	$1.98
Accretion (Dilution) of CPTK Shareholders assuming CPTK Transaction Expenses(4)	9,683,822	$1.65	9,252,500	$1.17

Initial offering price of CPTK		$10.00		$10.00
Pro forma net tangible book value per share from dilutive securities and other related events, excluding the Business Combination		$1.65		$1.17
Dilution to non-redeeming shareholders		$(8.35)		$(8.83)
	No Redemptions		Maximum Redemptions
Numerator adjustments (in U.S. dollars)
CPTK net tangible book value as of December 31, 2025 (unadjusted)	$434,406		$434,406
Additional redemptions	0	(1)	(5,135,752	)(2)
PIPE Investment(3)	23,000,000		23,000,000
Transaction Expenses to be incurred by CPTK(4)	(7,483,000)		(7,483,000)
Net tangible book value as of December 31, 2025 (as adjusted)	15,951,406		10,815,654

Denominator adjustments (in Company Shares)
CPTK Shareholders	483,822	(1)	52,500	(2)
Sponsors and Anchor Investor	6,900,000		6,900,000
PIPE Investment(3)	2,300,000		2,300,000
As adjusted CPTK shares outstanding	9,683,822		9,252,500
Valuation of CPTK shares outstanding (as adjusted) based on an offering price of the securities in the IPO of $10.00 per share (in U.S. dollars)(5)	96,838,220		92,525,000

____________

(1)      This scenario assumes that no Class A Ordinary Shares are redeemed, which is a redemptions scenario that could occur.

(2)      This scenario assumes that 431,322 of Class A Ordinary Shares, or 89% of the Public Shares, are redeemed for an aggregate payment of approximately $5.1 million (based on the estimated per-share redemption price of approximately $11.91 per share) from the Trust Account based on funds in the Trust Account as of April 30, 2026, which is a redemption scenario that could occur.

(3)      Assumes a $23.0 million PIPE Investment issued as Class A Ordinary Shares at $10.00 per share.

(4)      Assumes CPTK’s transaction fees for the Business Combination are approximately $7.483 million.

(5)      Calculated for purposes of Item 1604(c)(1) of Regulation S-K.

De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]

Set forth below is a summary of the terms and amount of the compensation received or to be received by the Sponsors and their current and former affiliates in connection with the Business Combination or any related financing transaction, the amount of securities issued or to be issued by CPTK to the Sponsors and its current and former affiliates and the price paid or to be paid for such securities or any related financing transaction.

	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Sponsors and Anchor Investor	6,650,000 Company Shares upon conversion of the shares of 6,650,000 Class B Ordinary Shares held by the Sponsor (5,662,000), Co-Sponsor (298,000), Anchor Investor (690,000) and inclusive of the Sponsor Earnout as of December 31, 2025	$24,094
	417,117 Company Shares upon conversion of 417,117 Class A Ordinary Shares held by Anchor Investor	$4,171,170
	5,013,000 Company Warrants held by the Sponsor (250,667), Co-Sponsor (3,760,000) and Anchor Investor (1,002,666) upon conversion of the 5,013,000 Private Warrants	$7,520,000
Co-Sponsor	$1,000,000 repayment pursuant to the Third A&R Note	$1,000,000
	Repayment of $522,500 BCA Note by Company or Conversion into 104,500 Company Shares	$500,000
	Amounts pursuant to the FMC Engagement Letter	Under certain circumstances, a fee payable equal to 4.5% of the gross proceeds raised in any PIPE offering that provides incremental gross proceeds beyond the Trust Account
Sponsor	Repayment of $250,000 F-4 Note by Company or Conversion into 50,000 Company Shares	$250,000

Reimbursement for out-of-pocket expenses incurred in connection with activities on CPTK’s behalf, such as identifying potential target businesses and performing due diligence on suitable business combination

		The expenses incurred in connection with activities on CPTK’s behalf, such as identifying potential target businesses and performing due diligence on suitable business combination
CPTK Independent Directors	300,000 Company Shares to each of CPTK’s current and former independent directors upon conversion of the 300,000 Class B Ordinary Shares held by such person	None

De-SPAC, Board Determination, Prospectus Summary [Text Block]

Reasons for the Approval of the Business Combination

After careful consideration, the CPTK Board recommends that CPTK Shareholders vote “FOR” each proposal being submitted to a vote of the CPTK Shareholders at the Extraordinary General Meeting. The CPTK Board considered a number of positive factors including, but not limited to, (i) the Company’s advanced stage of development supported by comprehensive technical reports for Songwe Hill (pursuant to Regulation S-K 1300), the Songwe Hill approved ESHIA and the MDA with the Malawi Government, as well as the pre-feasibility study for the Proposed Pulawy Separation Plant, (ii) the attractive market opportunity for rare earth element mining and separation, including strong projected global demand for TREO and permanent magnet materials, (iii) the Company’s vertically integrated ecosystem combining Songwe Hill Feedstock with the Proposed Pulawy Separation Plant’s contemplated separation capabilities, (iv) the favorable logistics, permitting progress, and cost profile associated with operations in Malawi and Pulawy, Poland, (v) the Company’s defensible market position supported by competitive process design, including the nitrate-based separation process and anticipated environmental advantages, (vi) the strength, experience, and demonstrated execution capability of the Company’s management team, (vii) the Company’s anticipated ability to benefit from access to U.S. public capital markets, including the potential for improved liquidity and investor coverage, (viii) the potential to unlock hidden or unrealized value given the Company’s expected capital needs and net present value metrics reviewed by the CPTK Board, (ix) the Company’s embedded expansion opportunities and potential for future operational improvements, (x) Mkango Resources rolling 100% of its equity, evidencing strong commitment to the combined company, and (xi) the reasonableness of the financial analysis reviewed by the CPTK Board. The CPTK Board also gave consideration to a variety of uncertainties, risks, and other potentially negative factors concerning the Business Combination, including, but not limited to, (i) the risk that anticipated benefits or projected performance may not be achieved, or may not be achieved on the expected timeline, (ii) the Company’s status as a development-stage, pre-revenue enterprise with risks inherent in scaling mining and separation assets, (iii) the risks and costs to CPTK if the Business Combination is not completed, including the potential liquidation of CPTK, (iv) the requirement for CPTK Shareholder approval, (v) the need for satisfaction of closing conditions outside the parties’ control, (vi) the possibility of litigation relating to the Business Combination, (vii) the fees and expenses associated with the transaction, (viii) the absence of a third-party valuation or fairness opinion, (ix) the fact that CPTK Shareholders will hold a minority interest in the Company post-Closing, (x) listing-related readiness risks associated with preparing

De-SPAC, Background, Prospectus Summary [Text Block]

The Background of the Business Combination

CPTK is a special purpose acquisition company that was incorporated on September 24, 2020, as a Cayman Islands exempted company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. The terms of the Business Combination are the result of extensive negotiations among the representatives of CPTK and the Company and Mkango Resources. The following is a description of the background of these negotiations and the resulting terms of the Business Combination.

Prior to the consummation of the IPO on February 11, 2021, CPTK had not selected any specific business combination targets and had not, nor had anyone on its behalf, engaged in any substantive discussions, directly or indirectly, with any business combination target with respect to an initial business combination with CPTK.

After completion of the IPO, CPTK’s officers and directors commenced an active search for prospective businesses or assets to acquire in its initial business combination. Representatives of CPTK were contacted by, and representatives of CPTK contacted, numerous individuals, financial advisors, business owners and other entities who offered to present ideas for business combination opportunities. CPTK’s officers and directors and their affiliates actively searched for and brought business combination targets to CPTK’s attention.

From February 22, 2021, to January 7, 2025, CPTK reviewed and held discussions with more than 93 acquisition opportunities across various industries, entered into approximately 37 non-disclosure agreements with potential targets (including the Company). CPTK had active discussions with approximately 22 potential business targets and delivered initial drafts of letters of intent to 17 of such companies, including the Company. CPTK ultimately determined not to proceed with fourteen of the other potential acquisition opportunities, either because: (a) CPTK did not prevail in or could not preempt a competitive process; (b) CPTK could not come to an agreement with the counterparty on the economic terms for a potential transaction; (c) the counterparty decided not to pursue a business combination at that time; or (d) CPTK concluded that the target business or the terms of a potential business combination would not be suitable for CPTK or its shareholders. One of these opportunities proceeded to a non-binding letter of intent, and CPTK subsequently entered into advanced negotiations with this target. The non-binding letter of intent expired without the parties entering into a binding agreement because the target ultimately decided not to pursue a potential business combination at that time.

On November 10, 2021, we entered into a Business Combination Agreement (the “Brivo BCA”), by and among (i) CPTK, (ii) Crown PropTech Merger Sub I Corp, a Delaware corporation and wholly-owned direct subsidiary of Crown (“Merger Sub I”), (iii) Crown PropTech Merger Sub II LLC, a Delaware limited liability company and a wholly-owned subsidiary of Crown (“Merger Sub II”, and together with Merger Sub I the “Merger Subs”) and (iv) Brivo, Inc., a Nevada corporation (“Brivo” and all the parties to the Brivo BCA, the “Parties to the Brivo BCA”) (the “Brivo Business Combination”). The obligation of Brivo to consummate the Brivo Business Combination was subject to certain closing conditions, including, but not limited to, the aggregate cash proceeds from CPTK’s trust account, together with the proceeds from the sale of the PIPE Notes (as defined below).

In connection with the signing of the Brivo BCA, we entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”). Pursuant to the terms of the Subscription Agreements, each PIPE Investor had the right to terminate its Subscription Agreement after July 9, 2022, if the closing of the Brivo Business Combination had not occurred as of such date or at any date and time as the Brivo BCA is validly terminated.

Golub Capital LLC and its affiliates (together with its affiliates, “Golub”), a PIPE Investor, subscribed for PIPE Notes with an aggregate principal amount of $68 million. On July 11, 2022, we received a notice of election from Golub, notifying us that Golub has elected to terminate Golub’s Subscription Agreement because the Brivo Business Combination had not been consummated by July 9, 2022.

On August 10, 2022, we received a notice of election from Brivo, notifying us that Brivo has elected to terminate the Brivo Business Combination. As a result of such election, the Brivo Business Combination was immediately terminated. In addition, the rest of the Subscription Agreements were automatically terminated.

Following a confidential settlement arrangement, we are no longer pursuing any remedies in connection with the termination of the Brivo Business Combination.

On January 13, 2023, the Company formally withdrew its Form S-4 Registration Statement from the SEC associated with the Brivo BCA.

Further, following extensive due diligence conducted by CPTK’s management and its advisors, and following detailed discussions with the Company, CPTK believed the Company to be an attractive target business with strong growth prospects. See the section of this proxy statement/prospectus entitled “The Business Combination Proposal — The CPTK Board’s Reasons for the Approval of the Business Combination” for a further discussion of these considerations.